Cover Page	Nov. 06, 2020	Jan. 24, 2020
Cover [Abstract]
Entity File Number		1-6651
Document Type		8-K
Document Period End Date		Nov. 06, 2020
Entity Registrant Name		HILL-ROM HOLDINGS, INC.
Entity Incorporation, State or Country Code		IN
Entity Tax Identification Number		35-1160484
Entity Address, Address Line One		130 E. Randolph St.
Entity Address, Address Line Two		Suite 1000
Entity Address, City or Town		Chicago,
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60601
City Area Code		312
Local Phone Number		819-7200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key	0000047518
Amendment Flag	false
Current Fiscal Year End Date	--09-30